Related Party Transactions - Schedule of the Major Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Yingkai Xu [Member]
Related Party Transaction [Line Items]
Relationship with the company	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding [Member]
Related Party Transaction [Line Items]
Relationship with the company	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory [Member]
Related Party Transaction [Line Items]
Relationship with the company	Ms. Jingzhu Ding owns 100% equity interest.
Wuxi Diang Trading Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	Mr. Yingkai Xu owns 40% equity interest.